Gain on sale of vessel (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024
Loss on sale of vessels
Gain on sale of vessel		$ 12,322
Ardmore Seafarer
Loss on sale of vessels
Sales proceeds		27,100
Net book value of vessel		(14,583)
Sales related costs		(195)
Gain on sale of vessel	$ 12,300	$ 12,322